Loans Held-for-Investment (Credit Quality Indicators) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment
Loans held-for-investment	$ 7,701	$ 5,993
Loans held-for-investment, net	7,713	6,065
Total consumer loans
Financing Receivable, Recorded Investment
Loans held-for-investment, net	3,443	2,798
Total consumer loans | Pass
Financing Receivable, Recorded Investment
Loans held-for-investment	3,364	2,687
Total consumer loans | Watch
Financing Receivable, Recorded Investment
Loans held-for-investment	48	69
Total consumer loans | Special Mention
Financing Receivable, Recorded Investment
Loans held-for-investment	0	0
Total consumer loans | Substandard
Financing Receivable, Recorded Investment
Loans held-for-investment	31	42
Residential first mortgage
Financing Receivable, Recorded Investment
Loans held-for-investment	2,746	2,320
Loans held-for-investment, net	2,754	2,327
Residential first mortgage | Pass
Financing Receivable, Recorded Investment
Loans held-for-investment	2,706	2,273
Residential first mortgage | Watch
Financing Receivable, Recorded Investment
Loans held-for-investment	23	23
Residential first mortgage | Special Mention
Financing Receivable, Recorded Investment
Loans held-for-investment	0	0
Residential first mortgage | Substandard
Financing Receivable, Recorded Investment
Loans held-for-investment	25	31
Home Equity
Financing Receivable, Recorded Investment
Loans held-for-investment	660	378
Loans held-for-investment, net	664	443
Home Equity | Pass
Financing Receivable, Recorded Investment
Loans held-for-investment	633	386
Home Equity | Watch
Financing Receivable, Recorded Investment
Loans held-for-investment	25	46
Home Equity | Special Mention
Financing Receivable, Recorded Investment
Loans held-for-investment	0	0
Home Equity | Substandard
Financing Receivable, Recorded Investment
Loans held-for-investment	6	11
Other
Financing Receivable, Recorded Investment
Loans held-for-investment	25	28
Loans held-for-investment, net	25	28
Other | Pass
Financing Receivable, Recorded Investment
Loans held-for-investment	25	28
Other | Watch
Financing Receivable, Recorded Investment
Loans held-for-investment	0	0
Other | Special Mention
Financing Receivable, Recorded Investment
Loans held-for-investment	0	0
Other | Substandard
Financing Receivable, Recorded Investment
Loans held-for-investment	0	0
Total commercial loans
Financing Receivable, Recorded Investment
Loans held-for-investment, net	4,270	3,267
Total commercial loans | Pass
Financing Receivable, Recorded Investment
Loans held-for-investment	4,051	3,071
Total commercial loans | Watch
Financing Receivable, Recorded Investment
Loans held-for-investment	183	102
Total commercial loans | Special Mention
Financing Receivable, Recorded Investment
Loans held-for-investment	31	77
Total commercial loans | Substandard
Financing Receivable, Recorded Investment
Loans held-for-investment	5	17
Commercial real estate
Financing Receivable, Recorded Investment
Loans held-for-investment	1,932	1,261
Loans held-for-investment, net	1,932	1,261
Commercial real estate | Pass
Financing Receivable, Recorded Investment
Loans held-for-investment	1,902	1,225
Commercial real estate | Watch
Financing Receivable, Recorded Investment
Loans held-for-investment	23	27
Commercial real estate | Special Mention
Financing Receivable, Recorded Investment
Loans held-for-investment	7	3
Commercial real estate | Substandard
Financing Receivable, Recorded Investment
Loans held-for-investment	0	6
Commercial and industrial
Financing Receivable, Recorded Investment
Loans held-for-investment	1,196	769
Loans held-for-investment, net	1,196	769
Commercial and industrial | Pass
Financing Receivable, Recorded Investment
Loans held-for-investment	1,135	678
Commercial and industrial | Watch
Financing Receivable, Recorded Investment
Loans held-for-investment	32	59
Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment
Loans held-for-investment	24	21
Commercial and industrial | Substandard
Financing Receivable, Recorded Investment
Loans held-for-investment	5	11
Warehouse lending
Financing Receivable, Recorded Investment
Loans held-for-investment	1,142	1,237
Loans held-for-investment, net	1,142	1,237
Warehouse lending | Pass
Financing Receivable, Recorded Investment
Loans held-for-investment	1,014	1,168
Warehouse lending | Watch
Financing Receivable, Recorded Investment
Loans held-for-investment	128	16
Warehouse lending | Special Mention
Financing Receivable, Recorded Investment
Loans held-for-investment	0	53
Warehouse lending | Substandard
Financing Receivable, Recorded Investment
Loans held-for-investment	$ 0	$ 0